Shareowners' Equity (Narratives) (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 17, 2008 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares	Oct. 17, 2013 shares	Jun. 30, 2013 $ / shares	Oct. 16, 2008 USD ($) $ / shares shares
Shares Of Preferred Stock [Abstract]
Preferred Stock, Shares Issued | shares							30,000
Cumulative percentage of dividends on preferred stock	10.00%
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 1	$ 1	$ 0.01		$ 0.01	$ 1
Aggregate liquidation value of preferred stocks							$ 3,000
Number Of Common Stock Shares Warrants Can Purchase | shares	134,831,460
Par Value Of Common Stock That Warrants Can Purchase | $ / shares	0.06
Aggregate proceeds of cash from the issuance of the cumulative perpetual preferred stock and warrants	$ 2,965
Preferred stock redemption	2,494
Value allocated to warrants	471
Exercise price of stock warrants | $ / shares							$ 22.25
Preferred Stock Redemption Price	$ 3,300
Number of Securities Called by Warrants | shares					10,700,000
Percentage Of Liquidation Value Plus Accrued And Unpaid Dividends At Which Cumulative Perpetual Preferred Stock Is Redeemable	110.00%
Preferred Stock Shares Authorized | shares		50,000,000	50,000,000
Class Of Stock Disclosures [Abstract]
Dividend Amount Paid By Finance Subsidiary To Parent		$ 2,000	$ 1,930	$ 1,926
Special Dividend Paid By Finance Subsidiary To Parent		$ 1,000	$ 4,055	$ 4,500